Income Taxes - Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-capital losses available for future periods [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 301,724	$ 122,375
Expiry Date	2030 to 2045	2029 to 2044
Convertible debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 4,769	$ 9,925
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences	$ 64,009	$ 41,489